Accrued Severance Benefits	12 Months Ended
Dec. 31, 2013
Accrued Severance Benefits.
Accrued Severance Benefits

10. Accrued Severance Benefits

        Changes in accrued severance benefits for the years ended December 31, 2011, 2012 and 2013 are as follows:

	2011		2012		2013
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	1,031	~~W~~	916	~~W~~	683
Provisions for severance benefits		586		96		67
Severance payments		(648)		(190)		(444)
Terminated but not yet paid		(53)		(139)		(43)

Balance at end of year	~~W~~	916	~~W~~	683	~~W~~	263

        In 2005, Gravity introduced a defined contribution pension plan ("Pension Plan") in accordance with the Employee Benefit Security Act of Korea and entered into a nonparticipating defined contribution insurance contract with a life insurance company. Gravity's contribution to the Pension Plan was ~~W~~1,085 million, ~~W~~1,190 million and ~~W~~1,114 million in 2011, 2012 and 2013, respectively. In 2011, NeoCyon, Inc. also introduced a pension plan. ~~W~~97 million, ~~W~~390 million, and ~~W~~467 million were recognized as a cost for such pension plan in 2011, 2012 and 2013, respectively. For the contributions already paid, Gravity and NeoCyon will have no legal or constructive obligation to pay further amounts and therefore no severance benefits were accrued. The accrued severance benefits recorded at December 31, 2013 relate to the other subsidiaries which have not implemented a Pension Plan.